PREPAID EXPENSES AND DEPOSITS	9 Months Ended
Sep. 30, 2021
PREPAID EXPENSES AND DEPOSITS

9. PREPAID EXPENSES AND DEPOSITS

	September 30, 2021	December 31, 2020
Insurance	$4,384,504	$992
Prepaid director fees	107,886	-
Prepaid interest	3,238	-
Prepaid marketing services	36,265	187,826
Prepaid rent	3,583	3,583
Prepaid subscriptions	21,636	5,953
Deposits	584,381	136,668
	$5,141,493	$335,022